Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
Note  6.   Bank Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2012 and 2011 is as follows:

	Estimated Useful lives	2012	2011
		(Amounts in thousands)

Land		$820	$820
Building and improvements	40 yrs-Life of lease	3,992	4,059
Furniture and equipment	5 - 10 years	1,800	1,508
Total premises and equipment		6,612	6,387
Less: accumulated depreciation and amortization		(2,623)	(2,265)
Premises and equipment, net		$3,989	$4,122

Depreciation and amortization expense was $358 thousand and $366 thousand in 2012 and 2011, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 with two 5-year renewal options. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices.  At December 31, 2012, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	140
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	$558

Rent expense was approximately $138 thousand in 2012 and $125 thousand in 2011.